SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - T U R N O N G R E E N I N C [Member] $ in Millions	Nov. 05, 2021 USD ($) ft²
Subsequent Event [Line Items]
Lease agreement | ft²	31,165
Lease term	50 months
Other Commitment, Total | $	$ 2.3